Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 15, 2024	Jan. 01, 2024	Mar. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Jun. 30, 2024	Jun. 04, 2024	Mar. 08, 2024
Subsequent Events [Line Items]
Bridge notes			$ 270,000	$ 350,000
Shares Issued (in Shares)			4,341,000	4,641,000
Percentage of unconverted outstanding principal				12.00%
Sale of Stock, Price Per Share (in Dollars per share)				$ 0.0625
Closing sale price				100.00%
Conversion price (in Dollars per share)				$ 0.0625
Exercise price (in Dollars per share)				$ 0.01				$ 0.01
Liquidated damages				$ 20,000
Gross proceeds								$ 2,000,000
Additional loan			$ 170,000
May 2021 Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase an aggregate shares (in Shares)				165,000
Exercise price (in Dollars per share)				$ 1.25
June 2022 Warrants and May 2021 Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase an aggregate shares (in Shares)				1,540,000
Exercise price (in Dollars per share)				$ 1.25
Minimum [Member]
Subsequent Events [Line Items]
Warrant term				5 years
Maximum [Member]
Subsequent Events [Line Items]
Warrant term				7 years
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value			100,000	$ 100,000
KORR Acquisitions Group, Inc. [Member]
Subsequent Events [Line Items]
Bridge notes			$ 100,000	$ 270,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares Issued (in Shares)		3,165,066
Subsequent Event [Member] | Forbearance Agreement [Member]
Subsequent Events [Line Items]
Related party expenses		$ 197,816.64
Forecast [Member]
Subsequent Events [Line Items]
Equity financing amount					$ 2,000,000
Liquidated damages	$ 20,000
Gross proceeds						$ 2,112,000
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Warrant term							5 years
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Warrant term							7 years